Franchise Rights Acquired, Goodwill and Other Intangible Assets - Schedule of Carrying Values of Finite-lived Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Jan. 01, 2022
Finite-Lived Intangible Assets
Gross Carrying Amount	$ 275,334	$ 259,785
Accumulated Amortization	208,965	195,520
Capitalized software costs
Finite-Lived Intangible Assets
Gross Carrying Amount	107,229	115,065
Accumulated Amortization	94,375	94,771
Website development costs
Finite-Lived Intangible Assets
Gross Carrying Amount	133,818	110,678
Accumulated Amortization	91,482	78,629
Trademarks
Finite-Lived Intangible Assets
Gross Carrying Amount	12,162	12,116
Accumulated Amortization	11,882	11,677
Other
Finite-Lived Intangible Assets
Gross Carrying Amount	13,961	14,021
Accumulated Amortization	6,125	5,677
Trademarks and other intangible assets
Finite-Lived Intangible Assets
Gross Carrying Amount	267,170	251,880
Accumulated Amortization	203,864	190,754
Franchise Rights Acquired
Finite-Lived Intangible Assets
Gross Carrying Amount	8,164	7,905
Accumulated Amortization	$ 5,101	$ 4,766